Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 21,775	$ 3,373	$ 3,245
Accounts receivable	60	17	22
Inventory	145	244	900
Medigus receivable		47	73
Other current assets	857	348	78
Total current assets	22,837	4,029	4,318
NON-CURRENT ASSETS:
Contract fulfillment assets	1,510	1,130
Property and equipment, net	400	269	59
Operating lease right-of-use assets	385	107	53
Severance pay asset	416	360	327
Total non-current assets	2,711	1,866	439
TOTAL ASSETS	25,548	5,895	4,757
CURRENT LIABILITIES:
Accounts payables	303	79	35
Contract liabilities		69	502
Operating lease liabilities - short term	187	60	24
Accrued compensation expenses	429	369	297
Loan from Parent Company			500
Medigus payable	13
Other accrued expenses	218	195	552
Total current liabilities	1,150	772	1,910
NON-CURRENT LIABILITIES:
Contract liabilities	1,385	779
Operating lease liabilities - long term	198	47	29
Liability for severance pay	333	333	296
Total non-current liabilities	1,916	1,159	325
TOTAL LIABILITIES	3,066	1,931	2,235
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of June 30,2021; 75,000,000 shares authorized as of December 31, 2020 and December 31,2019. 6,929,517 shares issued and outstanding as of June 30,2021; 4,084,122 shares issued and outstanding as of December 31,2020; 2,987,210 shares issued and outstanding as of December 31, 2019, respectively	7	4	3
Additional paid-in capital	32,476	10,267	4,159
Accumulated deficit	(10,001)	(6,307)	(1,640)
TOTAL SHAREHOLDERS’ EQUITY	22,482	3,964	2,522
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,548	$ 5,895	$ 4,757